Schooner Hedged Alternative Income Fund
Schooner Hedged Alternative Income Fund
Investment Objective.
The investment objective of the Schooner Hedged Alternative Income Fund (the “Hedged Alternative Income Fund” or the “Fund”) is long-term capital appreciation through the generation of income using strategies that have minimal correlation with traditional fixed income markets.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Alternative Income Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares” on page 25 of the Prospectus, and under “Additional Purchase and Redemption Information – Sales Charge on Class A Shares” on page 42 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Schooner Hedged Alternative Income Fund	Schooner Hedged Alternative Income Fund - Class A Shares		Schooner Hedged Alternative Income Fund - Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	none	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Schooner Hedged Alternative Income Fund		Schooner Hedged Alternative Income Fund - Class A Shares	Schooner Hedged Alternative Income Fund - Institutional Class Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Broker Expense and Interest Expense		0.01%	0.01%
Remainder of Other Expenses		0.37%	0.31%
Total Other Expenses		0.38%	0.32%
Total Annual Fund Operating Expenses		1.88%	1.57%
Fee Waiver/Expense Reimbursement	[1]	(0.24%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.64%	1.39%
[1]	Pursuant to an operating expense limitation agreement between Schooner Investment Group, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.64% and 1.39% of the Fund's average annual net assets for Class A shares and Institutional Class shares, respectively, through at least September 28, 2017. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Example.
This Example is intended to help you compare the costs of investing in the Hedged Alternative Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Schooner Hedged Alternative Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Schooner Hedged Alternative Income Fund - Class A Shares	526	912	1,323	2,467
Schooner Hedged Alternative Income Fund - Institutional Class Shares	153	490	849	1,862

Portfolio Turnover.
The Hedged Alternative Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund did not hold any long term investments; therefore, a portfolio turnover rate is not applicable as to the average value of the Fund’s portfolio.

Principal Investment Strategies.
Under normal market conditions, the Hedged Alternative Income Fund seeks to achieve its investment objective by selling (writing) listed put options on domestic equity securities without regard to market capitalization, including common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest in equity securities or that seek to track U.S. equity indices.  The Advisor seeks to achieve “hedged alternative income” by employing investment strategies that have minimal correlation with traditional fixed income markets, while seeking to mitigate equity market risk and provide regular distributions to investors.  Additionally, the Fund may hedge or supplement its portfolio with long positions in index or index related ETF put options.  The Fund will segregate cash or other liquid assets in an amount equal to the Fund’s obligations under each option sold by the Fund so that each option sold will be “covered.”

The Fund’s primary strategy involves the writing of a portfolio of exchange-listed put options on publicly traded, exchange-listed equities.  The Advisor uses a quantitative model to screen the universe of publicly traded stocks.  From the selection set, the Advisor chooses which put options to sell based on various criteria, including implied volatility, market cap, liquidity, sensitivity to the underlying equity, and sector concentration.  Each listed put option included is an “American-style” option (i.e., an option which can be exercised at the strike price at any time prior to its expiration).  When the Fund writes a put option, it expects to profit if the underlying security prices remain the same or rise.  The Fund receives a premium and gives the purchaser the right to sell the underlying security at any time during the put period at a fixed exercise price regardless of market price changes during the put period.  If the put is exercised, the Fund must purchase the underlying security at the exercise price.

The Fund seeks to generate distributable cash flow by passing through the net option premium received from its sales of put options.  For each put option written, several alternatives exist for its disposition.  The put position can be held until its expiration date, at which time it will either expire worthless, in which case the Fund will retain all of the income generated by the sale of the put, or the put option may be exercised against the Fund by the long holder of the put, in which case the Fund will be obligated to buy a requisite number of shares of the underlying stock at the strike price.  In cases where the Fund receives shares of equity as the result of an exercise, the Fund will sell such shares in the open market on the next possible trading day.  The other option for disposition of the written put is for the Fund to sell short shares of the underlying stock to close the short put position.  The Fund may do this because the risk/reward profile of the option has become less appealing in the Advisor’s determination, and may or may not replace the closed option position with a newly written put option.

Each put option sold by the Fund will be covered through investments in cash equivalents at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

The Fund may buy protective puts or put spreads on indices or index-related ETFs if it believes that the risk/reward profile created by doing so is attractive.  This means that if the Fund considers such protective puts or put spreads to be attractively priced in terms of implied volatility (one of the primary drivers of option pricing) on either an absolute basis or relative to puts on individual equities, the Fund may choose to protect the portfolio of written put options by buying a quantity of such puts or put spreads.  These puts or put spreads typically increase in value as the indices underlying them decrease, thereby providing protection, if the puts or put spreads perform as intended, to the portfolio based on a degree of correlation between the equities underlying the portfolio’s holdings and the aforementioned indices.  The Advisor may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.  This may include changing strikes, expirations, and underlying equities on which puts are written, when necessary.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks.
Before investing in the Hedged Alternative Income Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. Strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	Options Risk . Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an index based option may not correlate perfectly to the underlying securities index on which the option is based, or to overall securities markets. The Fund’s investments in options could include the loss of the entire premium and the value of the underlying asset.

•	Derivatives Risk. The Fund’s investment in derivative instruments (“Derivatives”), including options, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. The Fund’s investments in Derivatives could create exposure greater than the value of securities in the Fund’s portfolio. As a result, investment performance of the Fund may depend on the performance of securities the Fund does not own. In addition, the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

•	Leverage Risk. Derivatives investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.

•	Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes “in the money,” meaning it is worth money and can be sold, the option expires worthless, or the expiration of the option is “rolled,” or extended forward). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

•	Tax Risk. Option premium income received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and generally will be treated for federal income tax purposes as either short-term or long-term capital gain or loss. The Fund’s transactions in options are subject to special tax rules, which may result in adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders. An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions. Transactions involving the disposition of the Fund’s underlying securities will give rise to either short-term or long-term capital gains or losses.

•	Equity Risk. The Fund is subject to equity risk to the extent the Fund sells options on equity securities or ETFs that invest in equity securities. Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of equity issuers change.

•	Small-Cap, Mid-Cap and Micro-Cap Company Risk. Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•	Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

•	Exchange-Traded Funds Risk. The value of put options on ETFs sold by the Fund is based on the value of the ETFs underlying the options. The price of an ETF can fluctuate within a wide range, and the value of an option on an ETF may decrease if the prices of the securities owned by the ETF go down. An index ETF may not replicate the performance of a benchmark index it seeks to track. In addition, an ETF is subject to the risk that the market price of the ETF’s shares may trade at a discount to its NAV or an active trading market for its shares may not develop or be maintained. Trading of an ETF’s shares may be halted, during which time an option may be exercised, exposing the Fund to the risks of directly investing in an ETF’s shares. Additionally, ETFs have management and other fees, which the Fund would have to pay if the option was exercised, increasing their cost.

•	Non-Diversified Fund Risk. A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how a Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.schoonermutualfunds.com or by calling toll-free at 1-866-724-5997.

Institutional Class Shares Calendar Year Returns as of December 31,(1)(2)

(1)	The returns shown in the bar chart are for Institutional Class shares of the Fund. Institutional Class shares commenced operations on November 28, 2014. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses, including sales charges (load) applicable to Class A shares. Institutional Class shares do not have a sales charge (load) or 12b-1 fee.

(2)	Sales loads are not reflected in the bar chart and the best and worst quarterly returns. If sales loads were reflected, the returns shown would have been lower.

The Fund’s Institutional Class shares’ calendar year-to-date return as of June 30, 2016 was -3.54%.  During the period shown in the bar chart, the best performance for a quarter was 9.64% (for the quarter ended March 31, 2015).  The worst performance was -2.06% (for the quarter ended September 30, 2015).

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Schooner Hedged Alternative Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Schooner Hedged Alternative Income Fund - Institutional Class Shares	Institutional Class Shares Return Before Taxes	10.06%	14.20%	Nov. 28, 2014
Schooner Hedged Alternative Income Fund - Class A Shares	Class A Shares Return Before Taxes	5.98%	10.30%	Sep. 28, 2015
After Taxes on Distributions | Schooner Hedged Alternative Income Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	7.69%	11.49%
After Taxes on Distributions and Sale of Fund Shares | Schooner Hedged Alternative Income Fund - Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	5.67%	9.59%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	0.59%	Nov. 28, 2014

Institutional Class shares of the Fund commenced operations on November 28, 2014.  Class A shares of the Fund commenced operations on September 28, 2015.  Performance shown for Class A shares prior to its inception (One Year and Since Inception) reflects the performance of Institutional Class shares, adjusted for Class A expenses.  Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown only for Institutional Class shares and after-tax returns for Class A shares will vary.